Capital Structure, Warrants (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) shares
Warrants [Abstract]
Shares issued (in shares)	100,000
Proceeds from exercise of warrants | $	$ 70
Shares to be issued upon exercise of remaining warrants (in shares)	8,916,040
Class D Warrant [Member]
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants (in shares)	273,046
Class E Warrant [Member]
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants (in shares)	8,532,713
Representative Warrants [Member]
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants (in shares)	110,281